Income Taxes - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Statutory income tax rates	34.00%
Cumulative loss, period	3 years
Valuation allowance	$ 18,882,000	$ 16,531,000
Net operating loss carryforwards , expiration date	Dec. 31, 2036
Ownership change percent of equity ownership	50.00%
Period for ownership change	3 years
Uncertain tax positions	$ 83,000	50,000	$ 12,000
Accrued interest and penalties related to uncertain tax positions	8,000	0
Unremitted earnings	200,000
Federal
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	46,200,000	39,200,000
State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 40,500,000	$ 36,600,000
China
Income Tax Disclosure [Line Items]
Statutory income tax rates	25.00%
U.K.
Income Tax Disclosure [Line Items]
Statutory income tax rates	20.00%
SWEDEN
Income Tax Disclosure [Line Items]
Statutory income tax rates	22.00%